Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	PFS FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001103243
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	moatx
Document Creation Date	dei_DocumentCreationDate	Oct. 23, 2020
Document Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2020
Prospectus Date	rr_ProspectusDate	Oct. 30, 2020